Income Taxes (Details 2) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 6,555,878	$ 6,652,861	$ 5,880,667
Less: valuation allowance	(6,555,878)	(6,652,861)	(5,880,667)
Total	$ 0	$ 0	$ 0